UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-04494
                                                    ----------
                             The Gabelli Asset Fund
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
          ------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
          ------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------

                      Date of fiscal year end: December 31
                                              ------------
                  Date of reporting period: December 31, 2004
                                           ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.
                                                                [PHOTO OMITTED]


THE
GABELLI
ASSET
FUND




                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2004

                             THE GABELLI ASSET FUND
                                  ANNUAL REPORT
                                DECEMBER 31, 2004

TO OUR SHAREHOLDERS:

      The Sarbanes-Oxley Act requires a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

      Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

      Enclosed are the audited financial statements and the investment portfolio as of December 31, 2004 with a description of factors that affected the performance during the past year.

PERFORMANCE DISCUSSION

      Through most of the first ten months of 2004, it appeared equity investors wouldn't be experiencing a very merry Christmas. Then a strong, broad based market rally that began in late October and extended through the end of the year put everyone in a festive mood. We are pleased to report that for the full year 2004, the Gabelli Asset Fund returned 16.5% compared to the Dow Jones Industrial Average's 5.4% gain and the S&P 500's 10.87% advance. In this context, we note that the Gabelli Asset Fund outpaced the broad benchmarks for the one, three, five, ten and fifteen year and since inception periods.

      As noted above, equity investors spent most of the first ten months of 2004 finding things to worry about. Early in the year it was the economy, as anemic job growth caused investors to question the strength and endurance of the recovery. As we headed into the spring it was interest rates, as surprisingly strong March employment data convinced investors the Federal Reserve would soon begin tightening. From July through October, it was back to the economy, which stalled suddenly in the summer and remained soft through the early fall. Throughout this period, rapidly rising oil prices and uncertainty created by what appeared to be a "too close to call" presidential election also undermined investor confidence.

      Late in October, the market started to improve. Oil prices declined significantly and the economy regained momentum. The conclusive Republican victory eliminated uncertainty regarding government policies on certain issues. Investors focused on the positives -- a sturdy economy and respectable corporate earnings growth -- and stocks took off. Through the end of October, 2004, the Dow Jones Industrials ("DJIA") and NASDAQ Composite were down -2.4% and -1.42% respectively and the S&P 500 was up 3.06%. At the end of 2004, the DJIA had gained 5.4%, the NASDAQ Composite was up 8.59%, and the S&P 500 had advanced 10.87% for the year.

      As evidenced by the Asset Fund's solid performance, our research driven, value oriented investment discipline was productive. Approximately 70% of our portfolio holdings posted positive returns, with more than half gaining 10% or more. In general, our investments in the hotel/gaming, housing, and utilities industries performed very well. In addition, eleven portfolio companies were the subject of merger and acquisition activity (completed deals, pending deals, and companies putting themselves up for sale) or major restructurings. So, deal activity had a direct impact on portfolio performance and helped surface values in other portfolio holdings in the same industry groups as well. The lackluster performance of advertising supported media stocks, a sector in which we have substantial commitments, prevented the Fund from achieving even better returns.

      Stock specific, Homebuilders Southern Energy Homes, Nobility Homes, and Cavalier Homes finished near the top of our portfolio rankings this year. Gaming/hospitality companies MGM Mirage, Starwood Hotels and Resorts, and Mandalay Resort Group were also stellar performers. Real estate development company St. Joe (the largest private landholder in Florida) and auto parts manufacturer Tenneco Automotive made substantial

          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
                     GABELLI ASSET FUND, THE CONSUMER PRICE
                       INDEX + 10% AND THE S&P 500 INDEX

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

               Gabelli Asset Fund     S&P 500     Consumer Price
                  (Class AAA)          Index       Index + 10%
               ------------------    --------     --------------
3/3/86               $10,000         $10,000         $10,000
12/31/86              11,280          10,980          11,160
12/31/87              13,111          11,556          12,678
12/31/88              17,189          13,470          14,503
12/31/89              21,691          17,731          16,621
12/31/90              20,611          17,179          19,297
12/31/91              24,350          22,402          21,825
12/31/92              27,976          24,107          24,640
12/31/93              34,086          26,532          27,769
12/31/94              34,035          26,879          31,296
12/31/95              42,523          36,967          35,208
12/31/96              48,204          45,451          39,891
12/31/97              66,555          60,609          44,558
12/31/98              77,157          77,943          49,727
12/31/99              99,139          94,335          56,042
12/31/00              96,790          85,751          63,552
12/31/01              96,945          75,563          70,924
12/31/02              83,111          58,871          79,718
12/31/03             108,518          75,750          89,205
12/31/04             126,382          83,984         101,069

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that shareholder would pay on fund distributions or the redemption of fund shares.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------
              AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2004 (a)
              ----------------------------------------------------

                                                                                                     Since
                                                                                                   Inception
                                      Quarter       1 Year      3 Year       5 Year     10 Year    (3/3/86)
-----------------------------------------------------------------------------------------------------------
  GABELLI ASSET FUND CLASS AAA ....   12.88%        16.50%      9.25%       4.98%       14.02%      14.41%
  S&P 500 Index ...................    9.23         10.87       3.58       (2.30)       12.07       11.97
  Dow Jones Industrial Average ....    7.62          5.40       4.73        0.70        13.13       13.23
  Nasdaq Composite Index ..........   14.69          8.59       3.71      (11.77)       11.21       10.03
  Class A .........................   12.91         16.49       9.25        4.98        14.02       14.41
                                       6.43(b)       9.80(b)    7.12(b)     3.75(b)     13.35(b)    14.04(b)
  Class B .........................   12.76         15.63       8.98        4.83        13.94       14.37
                                       7.76(c)      10.63(c)    8.13(c)     4.49(c)     13.94(c)    14.37(c)
  Class C .........................   12.67         15.62       8.98        4.82        13.94       14.36
                                      11.67(c)      14.62(c)    8.98(c)     4.82(c)     13.94(c)    14.36(c)

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS.  TOTAL RETURNS AND AVERAGE ANNUAL
    RETURNS REFLECT CHANGES IN SHARE PRICES AND REINVESTMENT OF DIVIDENDS AND ARE NET OF EXPENSES. INVESTMENT
    RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL  FLUCTUATE.  WHEN SHARES ARE REDEEMED,  THEY MAY BE
    WORTH MORE OR LESS THAN THEIR ORIGINAL COST.  PERFORMANCE  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT
    ANNUALIZED.  CURRENT  PERFORMANCE  MAY BE LOWER OR HIGHER  THAN THE  PERFORMANCE  DATA  PRESENTED.  VISIT
    WWW.GABELLI.COM  FOR PERFORMANCE  INFORMATION AS OF THE MOST RECENT MONTH END.  INVESTORS SHOULD CONSIDER
    THE INVESTMENT  OBJECTIVES,  RISKS AND CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE  INVESTING.  THE
    PROSPECTUS  CONTAINS MORE  INFORMATION  ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY  BEFORE
    INVESTING.  THE CLASS AAA SHARES' NET ASSET VALUE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR
    TO THE ISSUANCE OF CLASS A SHARES,  CLASS B SHARES AND CLASS C SHARES ON DECEMBER  31,  2003.  THE ACTUAL
    PERFORMANCE  FOR THE  CLASS B SHARES  AND CLASS C SHARES  WOULD  HAVE  BEEN  LOWER DUE TO THE  ADDITIONAL
    EXPENSES  ASSOCIATED WITH THESE CLASSES OF SHARES. THE DOW JONES INDUSTRIAL AVERAGE IS AN UNMANAGED INDEX
    OF 30 LARGE  CAPITALIZATION  STOCKS.  THE S&P 500  INDEX AND THE  NASDAQ  COMPOSITE  INDEX ARE  UNMANAGED
    INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE REINVESTED EXCEPT FOR THE NASDAQ COMPOSITE INDEX.
(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
(c) INCLUDES THE EFFECT OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE AT THE END OF THE PERIOD SHOWN FOR
    CLASS B AND CLASS C SHARES, RESPECTIVELY. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
-------------------------------------------------------------------------------------------------------------

performance contributions. The letter G stood for good this year, with GenCorp, Gaylord, Greif, Grupo Televisa, and Genuine Parts posting Good with a capital G returns.

      Our substantial commitment to ad supported media companies was counterproductive in 2004. In general, media stocks were victims of expectations. The consensus (including us) anticipated a substantial increase in ad spending resulting from the strong economy and further enhanced by the summer Olympics and hotly contested presidential and congressional elections. This unfolded as anticipated, but was already fully discounted in stock prices, and therefore failed to excite investors. We also expected increased deal activity to surface value. This failed to materialize. Broadcasters were awful performers, and following their excellent performance in 2003, newspaper publishers produced lackluster returns.

      Specifically, the advertising supported media holdings we held ranging from small group broadcasters such as Paxson Communications and Young Broadcasting to newspaper publishers New York Times and Belo to diversified media giants Viacom and Tribune disappointed. Additionally, pharmaceuticals industry investments such as Merck, Pfizer, and Eli Lilly also penalized returns.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

Under SEC rules, all funds are required to include in their annual and semi-annual shareholder reports a presentation of portfolio holdings in a table, chart or graph by reasonably identifiable categories. The following table which presents portfolio holdings as a percent of total net assets is provided in compliance with such requirement.

GABELLI ASSET FUND

Food and Beverage ....................................................     8.9%
Publishing ...........................................................     8.6%
Entertainment ........................................................     7.5%
Telecommunications ...................................................     6.6%
Energy and Utilities .................................................     5.9%
Consumer Products ....................................................     5.3%
Diversified Industrial ...............................................     5.2%
Financial Services ...................................................     5.0%
Equipment and Supplies ...............................................     4.6%
Cable and Satellite ..................................................     4.0%
Automotive: Parts and Accessories ....................................     4.0%
Wireless Communications ..............................................     3.4%
Hotels and Gaming ....................................................     3.1%
Health Care ..........................................................     3.1%
Retail ...............................................................     2.9%
Aviation: Parts and Services .........................................     2.5%
Specialty Chemicals ..................................................     1.7%
Machinery ............................................................     1.7%
Communications Equipment .............................................     1.6%
Metals and Mining ....................................................     1.6%
U.S. Government Obligations ..........................................     1.6%
Real Estate ..........................................................     1.5%
Automotive ...........................................................     1.5%
Consumer Services ....................................................     1.4%
Environmental Services ...............................................     1.2%
Business Services ....................................................     1.2%
Broadcasting .........................................................     1.1%
Electronics ..........................................................     1.0%
Agriculture ..........................................................     0.9%
Aerospace ............................................................     0.9%
Manufactured Housing and Recreational Vehicles .......................     0.3%
Closed-End Funds .....................................................     0.1%
Computer Software and Services .......................................     0.1%
Transportation .......................................................     0.1%
Other Assets and Liabilities - Net ...................................    (0.1%)
                                                                         ------
                                                                         100.0%
                                                                         ======

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE FIRST OF WHICH WAS FILED FOR THE QUARTER ENDED SEPTEMBER 30, 2004. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI
(800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies and procedures are available (i) without charge, upon request, by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.

THE GABELLI ASSET FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from July 1, 2004 through December 31, 2004
                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case -- because the hypothetical return used is NOT the Fund's actual return -- the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2004.

                  Beginning          Ending         Annualized       Expenses
                Account Value    Account Value       Expense       Paid During
                   7/1/04           12/31/04          Ratio          Period*
--------------------------------------------------------------------------------
GABELLI ASSET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA          $1,000.00       $1,109.90           1.40%          $ 7.43
Class A            $1,000.00       $1,110.10           1.40%          $ 7.43
Class B            $1,000.00       $1,106.50           2.15%          $11.38
Class C            $1,000.00       $1,105.90           2.15%          $11.38

HYPOTHETICAL 5% RETURN
Class AAA          $1,000.00       $1,018.10           1.40%          $ 7.10
Class A            $1,000.00       $1,018.10           1.40%          $ 7.10
Class B            $1,000.00       $1,014.33           2.15%          $10.89
Class C            $1,000.00       $1,014.33           2.15%          $10.89

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                    MARKET
     SHARES                                        COST             VALUE
    ---------                                 --------------   --------------

                 COMMON STOCKS -- 97.9%
                 AEROSPACE -- 0.7%
       75,000    Boeing Co. ...............   $    2,587,078   $    3,882,750
       15,300    Herley Industries Inc.+ ..          292,591          311,202
       70,000    Lockheed Martin Corp. ....        1,963,076        3,888,500
      150,000    Northrop Grumman Corp. ...        4,667,966        8,154,000
                                              --------------   --------------
                                                   9,510,711       16,236,452
                                              --------------   --------------
                 AGRICULTURE -- 0.9%
      790,000    Archer-Daniels-Midland Co.       10,916,590       17,624,900
       15,000    Delta & Pine Land Co. ....          260,292          409,200
       40,529    Monsanto Co. .............          647,781        2,251,386
       10,000    Mosaic Co.+ ..............          139,584          163,200
        1,000    Potash Corp. of
                   Saskatchewan Inc. ......           41,185           83,060
                                              --------------   --------------
                                                  12,005,432       20,531,746
                                              --------------   --------------
                 AUTOMOTIVE -- 1.5%
      150,000    General Motors Corp. .....        6,420,210        6,009,000
      520,000    Navistar International Corp.+     9,543,722       22,869,600
       45,000    PACCAR Inc. ..............          522,021        3,621,600
       27,000    Volkswagen AG ............        1,125,088        1,223,936
                                              --------------   --------------
                                                  17,611,041       33,724,136
                                              --------------   --------------
                 AUTOMOTIVE: PARTS AND ACCESSORIES -- 3.9%
      110,000    BorgWarner Inc. ..........        2,079,060        5,958,700
      122,000    CLARCOR Inc. .............        1,741,943        6,681,940
      570,000    Dana Corp. ...............        8,891,297        9,878,100
      210,000    Federal-Mogul Corp.+ .....          467,782           75,600
      500,000    Genuine Parts Co. ........       12,026,034       22,030,000
      235,000    Johnson Controls Inc. ....        4,769,020       14,908,400
      170,000    Midas Inc.+ ..............        2,224,151        3,400,000
      300,000    Modine Manufacturing Co. .        7,078,060       10,131,000
      219,600    Scheib (Earl) Inc.+ ......        1,458,955          718,092
      205,000    Standard Motor Products Inc.      3,007,686        3,239,000
       65,000    Superior Industries
                   International Inc. .....        1,642,639        1,888,250
      300,000    Tenneco Automotive Inc.+ .        1,840,227        5,172,000
      100,000    TransPro Inc.+ ...........          788,321          610,000
      100,000    TRW Automotive
                 Holdings Corp.+ ..........        2,571,485        2,070,000
                                              --------------   --------------
                                                  50,586,660       86,761,082
                                              --------------   --------------
                 AVIATION: PARTS AND SERVICES -- 2.5%
       75,000    Aviall Inc.+ .............          750,124        1,722,750
      214,000    Curtiss-Wright Corp. .....        1,310,760       12,285,740
       67,000    Curtiss-Wright Corp., Cl .B       2,209,093        3,769,420
      230,000    Fairchild Corp., Cl. A+ ..        1,401,907          848,700
      620,000    GenCorp Inc. .............        2,313,974       11,513,400
      110,000    Kaman Corp., Cl. A .......        1,534,270        1,391,500
      170,000    Precision Castparts Corp.         4,207,013       11,165,600
      109,000    Sequa Corp., Cl. A+ ......        4,666,598        6,665,350
      105,000    Sequa Corp., Cl. B+ ......        5,381,629        6,483,750
                                              --------------   --------------
                                                  23,775,368       55,846,210
                                              --------------   --------------
                 BROADCASTING -- 1.1%
       20,000    Corus Entertainment Inc.,
                   Cl. B ...................          64,982          417,310


                                                                    MARKET
     SHARES                                        COST             VALUE
    ---------                                 --------------   --------------

       80,000    Fisher Communications Inc.+  $    4,393,988   $    3,910,400
      166,000    Granite Broadcasting Corp.+          69,153           68,060
      310,000    Gray Television Inc. ......       3,936,811        4,805,000
       10,000    Gray Television Inc., Cl. A         109,420          141,500
      170,000    Liberty Corp.                     6,268,553        7,473,200
      135,000    Lin TV Corp., Cl. A+              2,865,853        2,578,500
      160,000    Paxson
                   Communications Corp.+           1,343,205          220,800
      400,000    Television Broadcasts Ltd.        1,815,551        1,857,784
      240,000    Young Broadcasting Inc.,
                   Cl. A+ ..................       4,594,131        2,534,400
                                              --------------   --------------
                                                  25,461,647       24,006,954
                                              --------------   --------------
                 BUSINESS SERVICES -- 1.1%
      480,000    Cendant Corp. ............        4,891,205       11,222,400
       50,000    ChoicePoint Inc.+ ........        1,773,215        2,299,500
      200,000    Ecolab Inc. ..............        1,876,865        7,026,000
       10,000    Imation Corp. ............          203,344          318,300
       65,000    Landauer Inc. ............          402,818        2,970,500
      119,000    Nashua Corp.+ ............        1,745,996        1,351,840
                                              --------------   --------------
                                                  10,893,443       25,188,540
                                              --------------   --------------
                 CABLE AND SATELLITE -- 4.0%
    2,030,000    Cablevision Systems Corp.,
                   Cl. A+ .................       21,325,960       50,547,000
       30,000    Charter Communications
                   Inc., Cl. A+ ...........          138,876           67,200
      300,000    Comcast Corp., Cl. A+ ....        8,368,051        9,984,000
       40,000    Comcast Corp., Cl. A,
                   Special+ ...............          306,462        1,313,600
      275,000    DIRECTV Group Inc.+ ......        5,438,062        4,603,500
       30,000    EchoStar Communications
                   Corp., Cl. A ...........          921,111          997,200
      285,000    Liberty Media International
                   Inc., Cl. A+ ...........        3,759,992       13,175,550
       60,000    Shaw Communications Inc.,
                   Cl. B ..................          164,952        1,098,193
       80,000    Shaw Communications Inc.,
                   Cl. B, Non-Voting ......          312,647        1,463,200
      605,000    UnitedGlobalCom
                   Inc., Cl. A+ ...........        4,627,094        5,844,300
                                              --------------   --------------
                                                  45,363,207       89,093,743
                                              --------------   --------------
                 CLOSED-END FUNDS -- 0.1%
       80,001    Royce Value Trust Inc. ...          953,886        1,635,220
                                              --------------   --------------
                 COMMUNICATIONS EQUIPMENT -- 1.4%
      380,000    Agere Systems Inc., Cl. B+        1,136,696          513,000
      180,000    Andrew Corp.+ ............          688,270        2,453,400
      600,000    Corning Inc.+ ............        4,374,876        7,062,000
      800,000    Lucent Technologies Inc.+         4,465,766        3,008,000
      300,000    Motorola Inc. ............        2,779,293        5,160,000
      240,000    Nortel Networks Corp.+ ...        1,202,804          837,600
      400,000    Thomas & Betts Corp.+ ....        7,934,757       12,300,000
                                              --------------   --------------
                                                  22,582,462       31,334,000
                                              --------------   --------------
                 COMPUTER HARDWARE -- 0.0%
       40,000    Maxtor Corp.+ ............          314,584          212,000
                                              --------------   --------------

                See accompanying notes to financial statements.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                    MARKET
     SHARES                                        COST             VALUE
    ---------                                 --------------   --------------

                 COMMON STOCKS (CONTINUED)
                 COMPUTER SOFTWARE AND SERVICES -- 0.1%
       10,000    Computer Associates
                   International Inc. .....   $      145,700   $      310,600
       48,000    Jupitermedia Corp.+ ......          241,258        1,141,440
       26,026    Telecom Italia Media SpA+            26,184           11,780
                                              --------------   --------------
                                                     413,142        1,463,820
                                              --------------   --------------
              CONSUMER PRODUCTS -- 5.3%
       40,500    Alberto-Culver Co. .......        1,073,604        1,967,085
       12,000    Altria Group Inc. ........          360,636          733,200
       11,000    Christian Dior SA ........          307,335          748,335
      285,000    Church & Dwight Co. Inc. .        1,872,507        9,581,700
       30,000    Clorox Co. ...............        1,637,346        1,767,900
        1,000    Colgate-Palmolive Co. ....           50,430           51,160
       60,000    Department 56 Inc.+ ......          651,832          999,000
       80,000    Eastman Kodak Co. ........        2,128,338        2,580,000
      305,000    Energizer Holdings Inc.+ .        5,264,268       15,155,450
      110,000    Fortune Brands Inc. ......        2,536,232        8,489,800
      290,000    Gallaher Group plc, ADR ..        4,661,436       17,605,900
      250,000    Gillette Co. .............        8,034,142       11,195,000
        3,000    Givaudan SA ..............        1,028,013        1,976,080
       38,000    Harley-Davidson Inc. .....           95,713        2,308,500
      160,000    Mattel Inc. ..............        2,466,356        3,118,400
       50,000    Maytag Corp. .............        1,118,418        1,055,000
       62,000    National Presto
                   Industries Inc. ........        2,088,819        2,821,000
      370,000    Procter & Gamble Co. .....       12,802,755       20,379,600
    1,000,000    Swedish Match AB .........       10,327,823       11,586,962
       10,000    Syratech Corp.+ ..........            2,000            1,100
      140,000    Wolverine World Wide Inc.         1,953,224        4,398,800
                                              --------------   --------------
                                                  60,461,227      118,519,972
                                              --------------   --------------
                 CONSUMER SERVICES -- 1.4%
          800    eBay Inc.+ ...............           24,652           93,024
      830,000    IAC/InterActiveCorp+ .....        6,466,832       22,924,600
      298,650    Rollins Inc. .............        3,453,596        7,860,468
                                              --------------   --------------
                                                   9,945,080       30,878,092
                                              --------------   --------------
                 DIVERSIFIED INDUSTRIAL -- 5.2%
      144,000    Acuity Brands Inc. .......        2,344,464        4,579,200
        5,000    Anixter International Inc.           45,044          179,950
      180,000    Cooper Industries Ltd., Cl. A     7,326,626       12,220,200
      425,000    Crane Co. ................        6,646,604       12,257,000
       76,000    Gardner Denver Inc.+ .....        1,148,950        2,758,040
      253,500    GATX Corp. ...............        5,681,476        7,493,460
       25,000    General Electric Co. .....          776,165          912,500
      240,000    Greif Inc., Cl. A ........        5,453,716       13,440,000
       30,000    Harbor Global Co. Ltd.+ ..           52,965          279,000
      425,000    Honeywell International Inc.     13,730,962       15,049,250
      300,000    ITT Industries Inc. ......        9,410,611       25,335,000
      150,000    Katy Industries Inc.+ ....        1,369,925          777,000
      320,000    Lamson & Sessions Co.+ ...        1,748,797        2,912,000
       40,000    MagneTek Inc.+ ...........          309,670          276,000
      247,500    Myers Industries Inc. ....        1,557,014        3,168,000
       51,000    Pentair Inc. .............          730,157        2,221,560
       80,000    Smiths Group plc .........          880,176        1,262,527


                                                                    MARKET
     SHARES                                        COST             VALUE
    ---------                                 --------------   --------------

      155,000    Thomas Industries Inc. ...   $    1,971,325   $    6,187,600
       75,000    Trinity Industries Inc. ..          931,715        2,556,000
       38,000    Tyco International Ltd. ..          519,098        1,358,120
                                              --------------   --------------
                                                  62,635,460      115,222,407
                                              --------------   --------------
                 ELECTRONICS -- 1.0%
       30,000    Freescale Semiconductor
                 Inc., Cl. B+ .............          303,199          550,800
        3,000    Hitachi Ltd., ADR ........          172,200          208,290
       13,000    Kyocera Corp., ADR .......          448,062        1,000,740
       25,000    Molex Inc., Cl. A ........          719,620          666,250
       46,000    Samsung Electronics Co. ..
                 Ltd., GDR (a) ............        8,616,601       10,009,177
      135,000    Sony Corp., ADR ..........        5,285,746        5,259,600
      205,000    Texas Instruments Inc. ...        5,187,155        5,047,100
                                              --------------   --------------
                                                  20,732,583       22,741,957
                                              --------------   --------------
                 ENERGY AND UTILITIES -- 5.9%
      110,000    AES Corp.+ ...............          434,151        1,503,700
       50,000    AGL Resources Inc. .......          839,802        1,662,000
      150,000    Allegheny Energy Inc.+ ...        1,510,942        2,956,500
      235,000    BP plc, ADR ..............        6,274,016       13,724,000
      250,000    Burlington Resources Inc.         4,842,969       10,875,000
       25,000    CH Energy Group Inc. .....        1,040,745        1,201,250
      330,000    ChevronTexaco Corp. ......        9,189,420       17,328,300
       95,000    ConocoPhillips ...........        5,513,340        8,248,850
       20,000    Constellation Energy
                   Group Inc. .............          484,262          874,200
      124,000    Devon Energy Corp. .......        1,695,494        4,826,080
       70,000    DPL Inc. .................        1,408,409        1,757,700
       20,000    DTE Energy Co. ...........          832,127          862,600
      318,000    Duke Energy Corp. ........        5,835,300        8,054,940
      110,000    Duquesne Light
                 Holdings Inc. ............        1,579,788        2,073,500
       30,000    Edison International .....          510,000          960,900
      225,000    El Paso Corp. ............        1,667,558        2,340,000
      285,000    El Paso Electric Co.+ ....        3,296,727        5,397,900
      155,000    Energy East Corp. ........        3,179,893        4,135,400
       55,000    EOG Resources Inc. .......          503,772        3,924,800
      310,000    Exxon Mobil Corp. ........        6,624,170       15,890,600
        7,000    FPL Group Inc. ...........          401,591          523,250
       31,625    GlobalSantaFe Corp. ......          743,538        1,047,104
       10,000    Halliburton Co. ..........          104,525          392,400
       50,000    Kerr-McGee Corp. .........        2,729,556        2,889,500
      180,000    Mirant Corp.+ ............          708,578           69,300
       22,086    NiSource Inc. ............          475,953          503,119
      190,000    Northeast Utilities ......        3,643,888        3,581,500
      100,000    Progress Energy Inc., CVO+           52,000           13,000
       66,000    SJW Corp. ................        2,151,408        2,402,400
      310,000    Southwest Gas Corp. ......        5,639,091        7,874,000
       52,000    TXU Corp. ................          931,823        3,357,120
       10,000    UIL Holdings Corp. .......          426,389          513,000
                                              --------------   --------------
                                                  75,271,225      131,763,913
                                              --------------   --------------
                 ENTERTAINMENT -- 7.5%
       19,406    EMI Group plc ............           75,408           98,733
      195,000    EMI Group plc, ADR .......        1,693,472        1,984,222

                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                    MARKET
     SHARES                                        COST             VALUE
    ---------                                 --------------   --------------

                 COMMON STOCKS (CONTINUED)
                 ENTERTAINMENT (CONTINUED)
      185,000    Fox Entertainment Group
                   Inc., Cl. A+ ...........   $    4,339,217   $    5,783,100
      200,000    GC Companies Inc.+ (b) ...          218,000          172,000
      500,000    Gemstar-TV Guide
                   International Inc.+ ....        2,181,174        2,960,000
      165,000    Grupo Televisa SA, ADR ...        4,491,076        9,982,500
    4,650,000    Liberty Media Corp., Cl. A+      11,718,968       51,057,000
      130,000    Metro-Goldwyn-Mayer Inc.+           782,635        1,544,400
       20,000    Regal Entertainment Group,
                   Cl. A ..................          393,316          415,000
      220,000    Six Flags Inc.+ ..........        1,256,628        1,181,400
      500,000    The Walt Disney Co. ......       10,720,267       13,900,000
    1,500,000    Time Warner Inc.+ ........       20,133,908       29,160,000
      835,000    Viacom Inc., Cl. A .......       20,051,192       30,961,800
      520,000    Vivendi Universal SA, ADR+       10,471,933       16,676,400
       60,000    World Wrestling
                   Entertainment Inc. .....          612,234          727,800
                                              --------------   --------------
                                                  89,139,428      166,604,355
                                              --------------   --------------
                 ENVIRONMENTAL SERVICES -- 1.2%
      320,000    Allied Waste Industries Inc.+     2,860,139        2,969,600
      300,000    Republic Services Inc. ...        3,560,581       10,062,000
      450,000    Waste Management Inc. ....        8,677,342       13,473,000
                                              --------------   --------------
                                                  15,098,062       26,504,600
                                              --------------   --------------
                 EQUIPMENT AND SUPPLIES -- 4.6%
      525,000    AMETEK Inc. ..............        3,039,407       18,726,750
        3,000    Amphenol Corp., Cl. A+ ...           23,162          110,220
      105,000    CIRCOR International Inc.           907,143        2,431,800
      185,000    Crown Holdings Inc.+ .....          834,035        2,541,900
      155,000    CTS Corp. ................          815,744        2,059,950
        4,000    Danaher Corp. ............           70,641          229,640
      404,000    Donaldson Co. Inc. .......        1,542,170       13,162,320
      323,550    Fedders Corp. ............        1,385,781        1,171,251
      415,000    Flowserve Corp.+ .........        5,764,416       11,429,100
      179,800    Gerber Scientific Inc.+ ..        1,712,068        1,368,278
      195,000    GrafTech International Ltd.+      2,594,065        1,844,700
      560,000    IDEX Corp. ...............        3,178,528       22,680,000
        2,000    Imagistics International
                   Inc.+ ...................          39,950           67,320
       12,000    Ingersoll-Rand Co., Cl. A           501,720          963,600
      400,000    Interpump Group SpA ......        1,572,035        2,299,850
      100,000    Lufkin Industries Inc. ...        1,810,811        3,990,800
       18,000    Manitowoc Co. Inc. .......          131,305          677,700
       35,900    Met-Pro Corp. ............          321,984          477,470
       10,000    Sealed Air Corp.+ ........          168,679          532,700
       30,000    Valmont Industries Inc. ..          242,908          753,300
      435,000    Watts Water Technologies
                 Inc., Cl. A ..............        5,006,660       14,024,400
      120,000    Weir Group plc ...........          504,947          740,698
                                              --------------   --------------
                                                  32,168,159      102,283,747
                                              --------------   --------------

                 FINANCIAL SERVICES -- 5.0%
       15,000    Alleghany Corp.+ .........        2,724,804        4,278,750
        2,000    Allstate Corp. ...........           47,350          103,440


                                                                    MARKET
     SHARES                                        COST             VALUE
    ---------                                 --------------   --------------

      400,000    American Express Co. .....   $    9,964,607   $   22,548,000
       55,000    Argonaut Group Inc.+ .....        1,333,591        1,162,150
       15,000    Bank of America Corp. ....          282,955          704,850
       59,000    Bank of New York Co. Inc.         2,033,306        1,971,780
          220    Berkshire Hathaway Inc.,
                   Cl. A+ .................          874,549       19,338,000
       50,000    BKF Capital Group Inc. ...          933,375        1,895,000
        7,500    Calamos Asset Management
                   Inc., Cl. A+ ...........          135,000          202,500
       35,000    Commerzbank AG+ ..........          624,519          721,218
      110,000    Commerzbank AG, ADR+ .....        2,308,920        2,268,178
      155,000    Deutsche Bank AG, ADR ....        7,004,175       13,796,550
       30,000    H&R Block Inc. ...........          720,982        1,470,000
       26,400    JPMorgan Chase & Co. .....          535,615        1,029,864
        6,000    Lehman Brothers
                   Holdings Inc. ..........           54,150          524,880
       28,000    Leucadia National Corp. ..          721,175        1,945,440
       30,000    Marsh & McLennan
                   Companies Inc. .........          847,179          987,000
      120,000    Mellon Financial Corp. ...        4,103,607        3,733,200
       23,000    Merrill Lynch & Co. Inc. .          948,745        1,374,710
       38,000    Metris Companies Inc.+ ...          347,786          484,500
      385,000    Midland Co. ..............        1,978,452       12,038,950
      160,000    Phoenix Companies Inc. ...        2,392,173        2,000,000
       30,000    PNC Financial Services
                   Group ..................        1,456,850        1,723,200
        2,500    Prudential Financial Inc.            68,750          137,400
       50,000    St. Paul Travelers
                   Companies Inc. .........        1,890,906        1,853,500
       85,000    State Street Corp. .......          661,975        4,175,200
       20,000    SunTrust Banks Inc. ......          424,879        1,477,600
       30,000    T. Rowe Price Group Inc. .        1,012,984        1,866,000
       20,000    Unitrin Inc. .............          522,263          909,000
        8,500    Value Line Inc. ..........          136,515          333,523
      115,000    Waddell & Reed Financial
                   Inc., Cl. A ............        2,331,754        2,747,350
                                              --------------   --------------
                                                  49,423,891      109,801,733
                                              --------------   --------------
                 FOOD AND BEVERAGE -- 8.9%
       70,000    Allied Domecq plc, ADR ...        2,204,828        2,793,700
      345,000    Brown-Forman Corp., Cl. A         8,539,615       17,512,200
       37,000    Cadbury Schweppes
                   plc, ADR ...............          926,106        1,394,900
      125,000    Campbell Soup Co. ........        3,400,652        3,736,250
      105,000    Coca-Cola Co. ............        3,236,639        4,371,150
       10,000    Coca-Cola Enterprises Inc.          183,697          208,500
        9,500    Coca-Cola Hellenic Bottling
                   Co. SA .................          231,686          224,675
      225,000    Corn Products
                   International Inc. .....        5,622,183       12,051,000
      250,000    Del Monte Foods Co.+ .....        2,354,135        2,755,000
      318,000    Diageo plc, ADR ..........       11,903,832       18,405,840
       70,000    Farmer Brothers Co. ......          943,094        1,696,800
      270,000    Flowers Foods Inc. .......        2,549,594        8,526,600
      280,000    General Mills Inc. .......        8,447,097       13,918,800

                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                    MARKET
     SHARES                                        COST             VALUE
    ---------                                 --------------   --------------

                 COMMON STOCKS (CONTINUED)
                 FOOD AND BEVERAGE (CONTINUED)
       70,000    Groupe Danone ............   $    5,997,841   $    6,465,271
    1,267,800    Grupo Bimbo SA de CV,
                   Cl. A ..................        2,247,680        3,202,767
       10,000    Hain Celestial Group Inc.+          141,134          206,700
      200,000    Heinz (H.J.) Co. .........        7,241,965        7,798,000
       80,000    Hershey Foods Corp. ......        1,387,857        4,443,200
      230,000    Kellogg Co. ..............        5,933,962       10,271,800
      100,000    Kerry Group plc, Cl. A ...        1,179,129        2,412,663
       33,000    LVMH Moet Hennessy
                   Louis Vuitton SA .......        1,150,670        2,527,593
        9,000    Nestle SA ................        1,868,527        2,354,674
      960,000    PepsiAmericas Inc. .......       12,302,726       20,390,400
      355,000    PepsiCo Inc. .............        9,198,266       18,531,000
      150,000    Ralcorp Holdings Inc. ....        2,240,767        6,289,500
       20,000    Smucker (J.M.) Co. .......          547,733          941,400
      149,041    Tootsie Roll Industries Inc.      2,005,314        5,161,290
      255,000    Wrigley (Wm.) Jr. Co. ....        7,899,994       17,643,450
                                              --------------   --------------
                                                 111,886,723      196,235,123
                                              --------------   --------------
                 HEALTH CARE -- 3.1%
       44,000    Amgen Inc.+ ..............          203,194        2,822,600
        3,000    ArthroCare Corp.+ ........           34,530           96,180
       44,000    Biogen Idec Inc.+ ........          409,921        2,930,840
        4,000    Biomet Inc. ..............          120,840          173,560
      165,000    Bristol-Myers Squibb Co. .        4,554,462        4,227,300
       52,000    Chemed Corp. .............        1,605,605        3,489,720
       40,000    Chiron Corp.+ ............          550,315        1,333,200
        1,000    CONMED Corp.+ ............           15,430           28,420
        5,500    DENTSPLY International Inc.         209,434          309,100
       65,000    Eli Lilly & Co. ..........        3,977,030        3,688,750
       27,100    Exactech Inc.+ ...........          431,718          495,659
       20,000    Henry Schein Inc.+ .......        1,091,829        1,392,800
       58,000    INAMED Corp.+ ............        2,545,038        3,668,500
        1,000    Integra LifeSciences
                   Holdings+ ..............           19,480           36,930
       25,000    Inverness Medical
                   Innovations Inc.+ ......          424,748          627,500
       52,000    Invitrogen Corp.+ ........        2,603,325        3,490,760
       70,000    Johnson & Johnson ........        1,140,150        4,439,400
      120,000    Medco Health
                   Solutions Inc.+ ........        3,628,666        4,992,000
      155,000    Merck & Co. Inc. .........        4,827,898        4,981,700
        2,000    Nobel Biocare Holding AG .          285,863          362,325
       15,000    Orthofix International NV+          501,240          592,185
        4,000    OrthoLogic Corp.+ ........           13,880           25,000
       32,000    Patterson Companies Inc.+           702,130        1,388,480
      440,000    Pfizer Inc. ..............        7,544,903       11,831,600
      135,000    Schering-Plough Corp. ....        2,580,980        2,818,800
        2,000    Stryker Corp. ............           65,440           96,500
      150,000    Sybron Dental
                   Specialties Inc.+ ......        2,817,765        5,307,000
       30,000    Thoratec Corp.+ ..........          369,898          312,600
       10,000    William Demant Holding A/S+         448,464          469,617


                                                                    MARKET
     SHARES                                        COST             VALUE
    ---------                                 --------------   --------------

       70,000    Women First
                   HealthCare Inc.+ .......   $      124,375   $           70
        1,000    Wright Medical Group Inc.+           16,460           28,500
       55,000    Wyeth ....................        2,169,854        2,342,450
        1,000    Young Innovations Inc. ...           30,000           33,730
                                              --------------   --------------
                                                  46,064,865       68,833,776
                                              --------------   --------------
                 HOTELS AND GAMING -- 3.1%
       90,000    Aztar Corp.+ .............          906,574        3,142,800
      160,000    Caesars Entertainment Inc.+         918,206        3,222,400
      365,000    Gaylord Entertainment Co.+        9,694,168       15,158,450
       80,000    GTECH Holdings Corp. .....          404,713        2,076,000
       10,000    Harrah's Entertainment Inc.          94,169          668,900
    2,832,300    Hilton Group plc .........       10,264,349       15,470,358
      740,000    Hilton Hotels Corp. ......        8,392,741       16,827,600
       21,500    Kerzner International Ltd.+         968,335        1,291,075
       60,000     Mandalay Resort Group              726,750        4,225,800
       25,000    MGM Mirage+ ..............          619,881        1,818,500
       90,000    Starwood Hotels & Resorts
                  Worldwide Inc. ...........       2,370,235        5,256,000
                                              --------------   --------------
                                                  35,360,121       69,157,883
                                              --------------   --------------
                 MACHINERY -- 1.7%
       70,000    Caterpillar Inc. .........          927,858        6,825,700
      400,000    Deere & Co. ..............        6,703,065       29,760,000
                                              --------------   --------------
                                                   7,630,923       36,585,700
                                              --------------   --------------
                 MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 0.3%
       57,200    Cavalier Homes Inc.+ .....          289,788          336,908
       16,100    Cavco Industries Inc.+ ...          609,204          723,695
      100,000    Champion Enterprises Inc.+          951,245        1,182,000
       15,000    Coachmen Industries Inc. .          246,594          260,400
      100,000    Fleetwood Enterprises Inc.+       1,316,778        1,346,000
       80,111    Huttig Building
                   Products Inc.+ .........          243,014          837,160
       12,500    Nobility Homes Inc. ......          260,493          291,250
       20,000    Palm Harbor Homes Inc.+ ..          346,431          337,600
       30,000    Skyline Corp. ............        1,179,310        1,224,000
       11,000    Southern Energy
                   Homes Inc.+ ............           43,900           51,535
                                              --------------   --------------
                                                   5,486,757        6,590,548
                                              --------------   --------------
                 METALS AND MINING -- 1.6%
       45,000    Alcoa Inc. ...............        1,224,220        1,413,900
      255,000    Barrick Gold Corp. .......        3,244,173        6,176,100
       12,525    Freeport-McMoRan Copper
                   & Gold Inc., Cl. B .....          272,500          478,831
       50,000    Kinross Gold Corp.+ ......          359,224          352,000
      515,000    Newmont Mining Corp. .....        9,699,426       22,871,150
      170,000    Placer Dome Inc. .........        1,576,429        3,206,200
                                              --------------   --------------
                                                  16,375,972       34,498,181
                                              --------------   --------------
                 PUBLISHING -- 8.6%
      225,000    Belo Corp., Cl. A ........        4,060,533        5,904,000
       22,000    Dow Jones & Co. Inc. .....        1,000,419          947,320
       30,000    EMAP plc .................          362,733          469,704

                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                    MARKET
     SHARES                                        COST             VALUE
    ---------                                 --------------   --------------

                 COMMON STOCKS (CONTINUED)
                 PUBLISHING (CONTINUED)
       38,000    Lee Enterprises Inc. .....   $      875,843   $    1,751,040
       60,000    McClatchy Co., Cl. A .....        1,240,718        4,308,600
      140,000    McGraw-Hill Companies Inc.        2,576,918       12,815,600
      370,000    Media General Inc., Cl. A        10,364,815       23,979,700
       80,000    Meredith Corp. ...........        1,650,283        4,336,000
      135,000    New York Times Co., Cl. A         1,230,827        5,508,000
    4,460,000    News Corp., Cl. A ........       32,029,721       83,223,600
       24,000    News Corp., Cl. B ........          227,345          460,800
      700,000    PRIMEDIA Inc.+ ...........        2,895,356        2,660,000
      200,000    Pulitzer Inc. ............        9,206,927       12,970,000
      250,000    Reader's Digest
                   Association Inc. .......        4,550,868        3,477,500
      248,000    Scripps (E.W.) Co., Cl. A         7,804,764       11,973,440
       68,614    Seat Pagine Gialle SpA ...          172,632           31,616
      120,000    Thomas Nelson Inc. .......        1,535,734        2,712,000
      290,000    Tribune Co. ..............       10,098,557       12,220,600
        1,000    VNU NV ...................           29,111           29,537
                                              --------------   --------------
                                                  91,914,104      189,779,057
                                              --------------   --------------
                 REAL ESTATE -- 1.5%
      230,000    Catellus Development Corp.        2,776,068        7,038,000
      120,082    Florida East Coast
                   Industries Inc. ........        1,856,261        5,415,698
      100,000    Griffin Land &
                 Nurseries Inc.+ ..........        1,372,091        2,575,000
      295,000    St. Joe Co. ..............        2,247,748       18,939,000
                                              --------------   --------------
                                                   8,252,168       33,967,698
                                              --------------   --------------
                 RETAIL -- 2.9%
       40,000    Aaron Rents Inc. .........           82,258        1,000,000
       60,750    Aaron Rents Inc., Cl. A ..          287,231        1,374,469
      160,000    Albertson's Inc. .........        3,394,168        3,820,800
      400,000    AutoNation Inc.+ .........        3,907,791        7,684,000
      140,000    Burlington Coat Factory
                   Warehouse Corp. ........        1,620,864        3,178,000
       13,500    Coldwater Creek Inc.+ ....           50,700          416,745
      130,000    Kroger Co.+ ..............          761,625        2,280,200
      660,000    Neiman Marcus Group Inc.,
                   Cl. B ..................       15,984,491       44,088,000
                                              --------------   --------------
                                                  26,089,128       63,842,214
                                              --------------   --------------
                 SPECIALTY CHEMICALS -- 1.7%
      450,000    Ferro Corp. ..............        7,347,884       10,435,500
      105,000    Fuller (H.B.) Co. ........        1,723,277        2,993,550
      130,000    General Chemical
                   Group Inc.+ ............          502,184            2,600
      105,000    Great Lakes Chemical Corp.        2,781,423        2,991,450
      310,000    Hercules Inc.+ ...........        4,915,696        4,603,500
       38,000    International Flavors &
                   Fragrances Inc. ........          737,444        1,627,920
      160,000    Material Sciences Corp.+ .        1,390,040        2,878,400
      650,000    Omnova Solutions Inc.+ ...        2,051,888        3,653,000
      350,000    Sensient Technologies Corp.       6,822,604        8,396,500
                                              --------------   --------------
                                                  28,272,440       37,582,420
                                              --------------   --------------


                                                                    MARKET
     SHARES                                        COST             VALUE
    ---------                                 --------------   --------------

                 TELECOMMUNICATIONS -- 6.6%
       66,000    ALLTEL Corp. .............   $    2,088,222   $    3,878,160
      150,000    AT&T Corp. ...............        3,743,176        2,859,000
       14,000    Brasil Telecom Participacoes
                 SA, ADR ..................          810,959          534,100
      280,000    BT Group plc .............        1,103,373        1,091,272
       30,000    BT Group plc, ADR ........        1,082,623        1,185,900
      455,000    CenturyTel Inc. ..........        5,373,842       16,138,850
      600,000    Cincinnati Bell Inc.+ ....        3,839,116        2,490,000
      300,000    Citizens
                 Communications Co. .......        2,996,415        4,137,000
      300,000    Commonwealth Telephone
                 Enterprises Inc.+ ........        5,360,976       14,898,000
       80,000    Deutsche Telekom AG, ADR+         1,229,873        1,814,400
       35,000    France Telecom SA, ADR ...          683,990        1,157,800
    2,750,000    Qwest Communications
                   International Inc.+ .....      10,590,300       12,210,000
      776,550    Rogers Communications Inc.,
                   Cl. B, New York .........       7,666,353       20,306,782
       10,000    Rogers Communications Inc.,
                   Cl. B, Toronto ..........          77,553          262,404
      160,000    SBC Communications Inc. ..        5,329,234        4,123,200
      940,000    Sprint Corp. .............       15,654,834       23,359,000
       10,000    Swisscom AG, ADR .........          292,659          395,300
       75,403    Tele Norte Leste Participacoes
                   SA, ADR ................        1,032,454        1,272,049
    1,500,435    Telecom Italia SpA .......          939,006        6,138,792
      295,000    Telecom Italia SpA, ADR ..        2,009,130       12,056,650
       95,000    Telefonica SA, ADR .......        3,448,619        5,367,500
       12,567    Telefonica SA, BDR .......          147,383          231,846
       20,000    Telefonos de Mexico SA de
                   CV, Cl. L, ADR .........          171,746          766,400
       32,500    TELUS Corp. ..............          572,039          982,473
       17,500    TELUS Corp., ADR .........          316,603          529,024
      210,000    Verizon
                   Communications Inc. ....        6,612,906        8,507,100
                                              --------------   --------------
                                                  83,173,384      146,693,002
                                              --------------   --------------
                 TRANSPORTATION -- 0.1%
       85,000    AMR Corp.+ ...............        1,245,603          930,750
       55,000    Grupo TMM SA, Cl. A, ADR+           396,879          201,300
        4,000    Kansas City Southern+ ....            7,317           70,920
        4,000    Providence & Worcester
                   Railroad Co. ...........           44,669           53,960
                                              --------------   --------------
                                                   1,694,468        1,256,930
                                              --------------   --------------
                 WIRELESS COMMUNICATIONS -- 3.4%
       65,000    America Movil SA de CV,
                   Cl. L, ADR ..............       1,117,669        3,402,750
      300,000    mm02 plc+ ................          348,979          707,004
      140,000    mm02 plc, ADR+ ...........        1,526,021        3,299,800
      120,000    Nextel Communications Inc.,
                   Cl. A+ ..................       1,364,944        3,600,000
       70,000    Nextel Partners Inc., Cl .A+        691,833        1,367,800
       72,000    Price
                   Communications Corp.+ ...       1,120,226        1,338,480

                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                    MARKET
     SHARES                                        COST             VALUE
    ---------                                 --------------   --------------

                 COMMON STOCKS (CONTINUED)
                 WIRELESS COMMUNICATIONS (CONTINUED)
       10,019    Tele Centro Oeste Celular
                   Participacoes SA, ADR ...  $       30,034   $       98,888
          776    Tele Leste Celular
                   Participacoes SA, ADR+ ..          20,757            9,428
        1,350    Tele Norte Celular
                   Participacoes SA, ADR ...          20,857           12,326
    1,800,000    Telecom Italia Mobile SpA .       1,661,797       13,456,572
        3,375    Telemig Celular
                   Participacoes SA, ADR .....        97,539           95,276
      593,500    Telephone & Data
                   Systems Inc. ............      23,240,247       45,669,825
       33,764    Telesp Celular
                   Participacoes SA, ADR+ ..         602,880          229,595
       13,001    Tim Participacoes SA, ADR           157,722          200,475
       30,000    United States
                   Cellular Corp.+ .........       1,063,446        1,342,800
       12,000    Vodafone Group plc, ADR             237,532          328,560
                                              --------------   --------------
                                                  33,302,483       75,159,579
                                              --------------   --------------
                 TOTAL COMMON STOCKS .......   1,129,850,234    2,170,536,790
                                              --------------   --------------
                 PREFERRED STOCKS -- 0.2%
                 AEROSPACE -- 0.2%
       29,500    Northrop Grumman Corp.,
                   7.000% Cv. Pfd., Ser. B ..      3,437,340        3,894,295
                                              --------------   --------------
                 WIRELESS COMMUNICATIONS -- 0.0%
    7,686,101    Telesp Celular Participacoes
                   SA, Pfd.+ ...............          60,929           20,807
    2,752,134    Telesp Celular Participacoes
                  SA, Pfd., Receipts+ ......           5,096            7,201
                                              --------------   --------------
                                                      66,025           28,008
                                              --------------   --------------
                 TOTAL PREFERRED STOCKS ....       3,503,365        3,922,303
                                              --------------   --------------


    PRINCIPAL
     AMOUNT
  -----------
                 CONVERTIBLE CORPORATE BONDS -- 0.4%
                 AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.1%
  $ 1,500,000    Pep Boys - Manny, Moe & Jack, Cv.,
                   4.250%, 06/01/07 ........       1,491,518        1,533,750
    1,000,000    Standard Motor Products Inc.,
                   Sub. Deb. Cv.,
                   6.750%, 07/15/09 ........         921,415          977,500
                                              --------------   --------------
                                                   2,412,933        2,511,250
                                              --------------   --------------
                 AVIATION: PARTS AND SERVICES -- 0.0%
      500,000    GenCorp Inc., Sub. Deb. Cv.,
                   5.750%, 04/15/07 ........         504,404          549,375
                                              --------------   --------------
                 BUSINESS SERVICES -- 0.1%
    1,000,000    Trans-Lux Corp., Sub. Deb. Cv.,
                   7.500%, 12/01/06 ........       1,005,384        1,015,000
                                              --------------   --------------
                 CABLE AND SATELLITE -- 0.0%
    1,000,000    Charter Communications Inc., Cv.,
                   4.750%, 06/01/06 .........        750,828        1,005,000
                                              --------------   --------------


    PRINCIPAL                                                       MARKET
     AMOUNT                                        COST             VALUE
  -----------                                 --------------   --------------

                 COMMUNICATIONS EQUIPMENT -- 0.2%
  $ 2,000,000    Agere Systems Inc., Sub. Deb. Cv.,
                   6.500%, 12/15/09 ........  $    1,924,333   $    2,125,000
    1,000,000    Nortel Networks Corp., Cv.,
                  4.250%, 09/01/08 .........         967,402          977,500
    1,000,000    TriQuint Semiconductor Inc.,
                   Sub. Deb. Cv.,
                   4.000%, 03/01/07 ........         968,861          972,500
                                              --------------   --------------
                                                   3,860,596        4,075,000
                                              --------------   --------------
                 ELECTRONICS -- 0.0%
      500,000    Oak Industries Inc., Sub. Deb. Cv.,
                   4.875%, 03/01/08                  366,968          520,000
                                              --------------   --------------
                 TOTAL CONVERTIBLE
                   CORPORATE BONDS .........       8,901,113        9,675,625
                                              --------------   --------------
                 U.S.  GOVERNMENT OBLIGATIONS -- 1.6%
   34,574,000    U.S. Treasury Bills,
                   1.776% to 2.202%++,
                   01/06/05 to 03/17/05 ....      34,460,359       34,465,617
                                              --------------   --------------
     SHARES
   ----------
                 WARRANTS -- 0.0%
                 COMMUNICATIONS EQUIPMENT -- 0.0%
        1,097    Lucent Technologies Inc.,
                   expires 12/10/07+ .......           1,821            1,733
                                              --------------   --------------
                 TOTAL
                   INVESTMENTS -- 100.1%      $1,176,716,892    2,218,602,068
                                              ==============

                 OTHER ASSETS AND
                   LIABILITIES (NET) -- (0.1)% .............       (1,851,502)
                                                               --------------
                 NET ASSETS -- 100.0% ......................   $2,216,750,566
                                                               ==============
----------
                 For Federal tax purposes:
                 Aggregate cost ............................   $1,183,302,111
                                                               ==============
                 Gross unrealized appreciation .............   $1,064,812,645
                 Gross unrealized depreciation .............      (29,512,688)
                                                               ==============
                 Net unrealized appreciation (depreciation)    $1,035,299,957
                                                               ==============
----------
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the Rule 144A securities are considered liquid and the market value amounted to $10,009,177 or 0.5% of total net assets.
(b) Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At December 31, 2004, the market value of fair valued securities amounted to $172,000 or 0.01% of total net assets.
+     Non-income producing security.
++    Represents annualized yield at date of purchase.
ADR - American Depository Receipt.
BDR - Brazilian Depository Receipt.
CVO - Contingent Value Obligation.
GDR - Global Depository Receipt.

                 See accompanying notes to financial statements.

                             THE GABELLI ASSET FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (cost $1,176,716,892) ............    $2,218,602,068
  Cash and foreign currency, at value
    (cost $1,430) ........................................             1,433
  Receivable for Fund shares sold ........................         1,451,358
  Dividends and interest receivable ......................         2,236,305
  Receivable for investments sold ........................           125,479
  Other assets ...........................................            74,522
                                                              --------------
  TOTAL ASSETS ...........................................     2,222,491,165
                                                              --------------
LIABILITIES:
  Payable for Fund shares redeemed .......................         2,770,377
  Payable for investment advisory fees ...................         1,848,164
  Payable for distribution fees ..........................           462,258
  Payable for shareholder services fees ..................           363,023
  Payable for shareholder communications fees ............           170,074
  Other accrued expenses .................................           126,703
                                                              --------------
  TOTAL LIABILITIES ......................................         5,740,599
                                                              --------------
  NET ASSETS applicable to 53,474,817
    shares outstanding ...................................    $2,216,750,566
                                                              ==============
NET ASSETS CONSIST OF:
  Shares of beneficial interest, at $0.01 par value ......    $      534,748
  Additional paid-in capital .............................     1,180,878,296
  Accumulated distributions in excess of
    net investment income ................................            (6,974)
  Accumulated net realized loss on investments
    and foreign currency transactions ....................        (6,543,466)
  Net unrealized appreciation on investments
    and foreign currency translations ....................     1,041,887,962
                                                              --------------
  NET ASSETS .............................................    $2,216,750,566
                                                              ==============
SHARES OF BENEFICIAL INTEREST:
  CLASS AAA:
  Net Asset Value, offering and redemption price
    per share ($2,216,049,748  /  53,457,834.248
    shares outstanding) ..................................            $41.45
                                                                      ======
  CLASS A:
  Net Asset Value and redemption price per share
    ($350,464  /  8,467.263 shares outstanding) ..........            $41.39
                                                                      ======
  Maximum offering price per share (NAV  /  0.9425,
    based on maximum sales charge of 5.75% of
    the offering price) ..................................            $43.92
                                                                      ======
  CLASS B:
  Net Asset Value and offering price per share
    ($1,156  /  28.085 shares outstanding) ...............            $41.16(a)
                                                                      ======
  CLASS C:
  Net Asset Value and offering price per share
    ($349,198  /  8,487.167 shares outstanding) ..........            $41.14(a)
                                                                      ======

----------
(a) Redemption price varies based on length of time held.


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $476,400) ...........      $ 28,432,393
  Interest ...............................................           933,076
                                                                ------------
  TOTAL INVESTMENT INCOME ................................        29,365,469
                                                                ------------
EXPENSES:
  Investment advisory fees ...............................        20,317,306
  Distribution fees -- Class AAA .........................         5,078,789
  Distribution fees -- Class A ...........................               318
  Distribution fees -- Class B ...........................                10
  Distribution fees -- Class C ...........................               872
  Shareholder services fees ..............................         1,472,139
  Shareholder communications expenses ....................           485,806
  Custodian fees .........................................           343,935
  Legal and audit fees ...................................            76,866
  Trustees' fees .........................................            57,000
  Registration expenses ..................................            55,579
  Miscellaneous expenses .................................           178,188
                                                                ------------
  TOTAL EXPENSES .........................................        28,066,808
                                                                ------------
  NET INVESTMENT INCOME ..................................         1,298,661
                                                                ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  AND FOREIGN CURRENCY:
  Net realized gain on investments .......................        40,899,377
  Net realized gain on foreign
    currency transactions ................................            18,554
  Net change in unrealized appreciation /
    depreciation on investments and foreign
    currency translations ................................       276,438,154
                                                                ------------
  NET REALIZED AND UNREALIZED GAIN ON
    INVESTMENTS AND FOREIGN CURRENCY
    TRANSACTIONS .........................................       317,356,085
                                                                ------------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ......................................      $318,654,746
                                                                ============

                 See accompanying notes to financial statements.

                             THE GABELLI ASSET FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                 YEAR ENDED            YEAR ENDED
                                                                              DECEMBER 31, 2004     DECEMBER 31, 2003
                                                                              -----------------     -----------------
OPERATIONS:
  Net investment income ...................................................    $    1,298,661        $    1,851,940
  Net realized gain on investments
  and foreign currency transactions .......................................        40,917,931            43,687,872
  Net change in unrealized appreciation/depreciation on investments
    and foreign currency translations .....................................       276,438,154           420,113,505
                                                                               --------------        --------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................       318,654,746           465,653,317
                                                                               --------------        --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class AAA .............................................................        (1,324,870)           (1,651,347)
    Class A ...............................................................              (693)                   --
    Class B ...............................................................                --                    --
    Class C ...............................................................              (143)                   --
                                                                               --------------        --------------
                                                                                   (1,325,706)           (1,651,347)
                                                                               --------------        --------------
  Net realized gain on investments
    Class AAA .............................................................       (40,218,795)          (31,641,902)
    Class A ...............................................................            (6,345)                   --
    Class B ...............................................................               (21)                   --
    Class C ...............................................................            (6,372)                   --
                                                                               --------------        --------------
                                                                                  (40,231,533)          (31,641,902)
                                                                               --------------        --------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................       (41,557,239)          (33,293,249)
                                                                               --------------        --------------
CAPITAL SHARE TRANSACTIONS:
  Class AAA ...............................................................       (19,448,643)           24,647,514
  Class A .................................................................           325,037                 1,000
  Class B .................................................................                --                 1,000
  Class C .................................................................           329,814                 1,000
                                                                               --------------        --------------
  Net increase / (decrease) in net assets from shares of
    beneficial interest transactions ......................................       (18,793,792)           24,650,514
                                                                               --------------        --------------
  REDEMPTION FEES .........................................................            16,237                    --
                                                                               --------------        --------------
  NET INCREASE IN NET ASSETS ..............................................       258,319,952           457,010,582
NET ASSETS:
  Beginning of period .....................................................     1,958,430,614         1,501,420,032
                                                                               --------------        --------------
  End of period (including undistributed net investment income of
    $0 and $164,909, respectively) ........................................    $2,216,750,566        $1,958,430,614
                                                                               ==============        ==============

                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION. The Gabelli Asset Fund (the "Fund") was organized on November 25, 1985 as a Massachusetts business trust. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is growth of capital. The Fund commenced investment operations on March 3, 1986.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At December 31, 2004, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign  currency  translations.  Net realized  foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses, redemption fees and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are solely borne by the class incurring the expense.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on ordinary income and long-term capital gain amounts as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

For the year ended December 31, 2004, reclassifications were made to decrease accumulated net investment income by $144,838 and to decrease accumulated net realized loss on investments and foreign currency transactions by $144,838.

The tax character of distributions paid during the fiscal years ended December 31, 2004 and December 31, 2003 were as follows:

                                                              YEAR ENDED              YEAR ENDED
                                                           DECEMBER 31, 2004       DECEMBER 31, 2003
                                                           -----------------       -----------------

             DISTRIBUTIONS PAID FROM:
             Ordinary income
                (inclusive of short term capital gains)        $ 3,054,945           $  1,651,347
             Net long term capital gains ..................     38,502,294             31,641,902
                                                               -----------           ------------
             Total distributions paid .....................    $41,557,239           $ 33,293,249
                                                               ===========           ============

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the Fund's policy to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

Dividends and interest from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Fund intends to undertake any procedural steps required to claim the benefits of such treaties.

As of December 31, 2004, the components of accumulated earnings/(losses) on a tax basis were as follows:

             Accumulated net realized capital gains .......     $       34,782
             Net unrealized appreciation ..................      1,035,299,957
             Net unrealized appreciation on
               foreign currency transactions ..............              2,783
                                                                --------------
             Total accumulated gain .......................     $1,035,337,522
                                                                ==============

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Trustees of the Fund who are its affiliates.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00% and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the year ended December 31, 2004, other than short term securities, aggregated $137,591,797 and $159,508,285, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the year ended December 31, 2004, the Fund paid brokerage commissions of $336,270 to Gabelli & Company. During the year ended December 31, 2004, Gabelli & Company informed the Fund that it received $1,303 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's net asset value per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the year ended December 31, 2004, the Fund reimbursed the Adviser $34,800 in connection with the cost of computing the Fund's net asset value which is included in miscellaneous expenses in the Statement of Operations.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit of up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. During the year ended December 31, 2004, there were no borrowings from the line of credit.

8. SHARES OF BENEFICIAL INTEREST. The Fund offers four classes of shares -- Class AAA Shares, Class A Shares, Class B Shares and Class C Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company or through selected broker/dealers without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares after eight years from the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the net asset value per share at the date of original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for one year after purchase. As of July 27, 2004, Class B Shares are available only through exchange of Class B Shares of other Funds distributed by Gabelli & Company.

The Fund imposes a redemption fee of 2.00% on Class AAA Shares, Class A Shares, Class B Shares and Class C Shares that are redeemed or exchanged within 60 days after the date of a purchase. For Class AAA, Class A, Class B and Class C Shares, the 2.00% redemption fee applied to shares purchased on or after

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

November 1, 2004. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and retained by the Fund. The redemption fees retained by the Fund during the year ended December 31, 2004 amounted to $16,237.

The redemption fee did not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension until March 31, 2005 to implement such systems.

Transactions in shares of beneficial interest were as follows:

                                                              YEAR ENDED                        YEAR ENDED
                                                           DECEMBER 31, 2004                 DECEMBER 31, 2003
                                                     ----------------------------      ---------------------------
                                                       SHARES          AMOUNT            SHARES          AMOUNT
                                                     ----------     -------------      ----------    -------------
                                                             CLASS AAA                         CLASS AAA
                                                     ----------------------------      ---------------------------
Shares sold ......................................    7,073,000     $ 266,326,783       8,794,945    $ 263,908,171
Shares issued upon reinvestment of dividends .....      952,780        39,435,639         866,201       31,347,814
Shares redeemed ..................................   (8,572,029)     (325,211,065)     (8,795,505)    (270,608,471)
                                                     ----------     -------------      ----------    -------------
    Net increase / (decrease) ....................     (546,249)    $ (19,448,643)        865,641    $  24,647,514
                                                     ==========     =============      ==========    =============

                                                              CLASS A                          CLASS A*
                                                     ----------------------------      ---------------------------
Shares sold ......................................        8,269     $     317,999              28    $       1,000
Shares issued upon reinvestment of dividends .....          170             7,038              --               --
Shares redeemed ..................................           --                --              --               --
                                                     ----------     -------------      ----------    -------------
    Net increase .................................        8,439     $     325,037              28    $       1,000
                                                     ==========     =============      ==========    =============

                                                              CLASS B                          CLASS B*
                                                     ----------------------------      ---------------------------
Shares sold ......................................           --     $          --              28    $       1,000
Shares issued upon reinvestment of dividends .....           --                --              --               --
Shares redeemed ..................................           --                --              --               --
                                                     ----------     -------------      ----------    -------------
    Net increase .................................           --     $          --              28    $       1,000
                                                     ==========     =============      ==========    =============


                                                              CLASS C                          CLASS C*
                                                     ----------------------------      ---------------------------
Shares sold ......................................        9,071     $     354,240              28    $       1,000
Shares issued upon reinvestment of dividends .....          156             6,395              --               --
Shares redeemed ..................................         (767)          (30,821)             --               --
                                                     ----------     -------------      ----------    -------------
    Net increase .................................        8,460     $     329,814              28    $       1,000
                                                     ==========     =============      ==========    =============

----------
*Commencement of share offering to the public on December 31, 2003.

9. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund shares trading practices. Gabelli Asset Management Inc., the Adviser's parent company, is responding to these requests. The Fund does not believe that these matters will have a material adverse effect on the Fund's financial position or the results of its operations.

10. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

THE GABELLI ASSET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:

                                       INCOME
                             FROM INVESTMENT OPERATIONS                                  DISTRIBUTIONS
              ----------------------------------------------------------    -----------------------------------------
                                                  Net
              Net Asset                      Realized and        Total                       Net
  Period        Value,          Net             Unrealized       from           Net       Realized
   Ended      Beginning      Investment      Gain/(Loss) on   Investment    Investment     Gain on          Total
December 31   of Period   Income/(Loss)(c)    Investments     Operations      Income     Investments    Distributions
-----------   ---------   ----------------   --------------   ----------    ----------   -----------    -------------
CLASS AAA
   2004        $36.26          $ 0.02           $ 5.96         $ 5.98         $(0.03)       $(0.76)        $(0.79)
   2003         28.25            0.04             8.60           8.64          (0.03)        (0.60)         (0.63)
   2002         32.97            0.02            (4.72)         (4.70)         (0.02)        (0.00)(a)      (0.02)
   2001         33.90           (0.00)(a)         0.05           0.05            --          (0.98)         (0.98)
   2000         40.84            0.31            (1.37)         (1.06)         (0.31)        (5.57)         (5.88)
CLASS A(b)
   2004        $36.26          $ 0.03           $ 5.94         $ 5.97         $(0.08)       $(0.76)        $(0.84)
CLASS B(b)
   2004        $36.26          $(0.25)          $ 5.91         $ 5.66            --         $(0.76)        $(0.76)
CLASS C(b)
   2004        $36.26          $(0.26)          $ 5.92         $ 5.66         $(0.02)       $(0.76)        $(0.78)



                                             RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                       ----------------------------------------------------------

                           Net Asset             Net Assets       Net
  Period                    Value,                  End of     Investment               Portfolio
   Ended      Redemption    End of      Total      Period        Income/    Operating   Turnover
December 31     Fees(c)     Period     Return+   (in 000's)      (Loss)      Expenses      Rate
-----------   ----------   ---------   -------   -----------   ----------   ---------   ---------
CLASS AAA
   2004        $0.00(a)     $41.45       16.5%    $2,216,050      0.06%        1.38%         7%
   2003           --         36.26       30.6      1,958,431      0.11         1.38          7
   2002           --         28.25      (14.3)     1,501,420      0.04         1.38          8
   2001           --         32.97        0.2      1,911,007     (0.00)        1.36         15
   2000           --         33.90       (2.4)     1,906,095      0.77         1.36         48
CLASS A(b)
   2004        $0.00(a)     $41.39       16.5%          $351      0.07%        1.40%         7%
CLASS B(b)
   2004        $0.00(a)     $41.16       15.6%            $1     (0.67)%       2.07%         7%
CLASS C(b)
   2004        $0.00(a)     $41.14       15.6%          $349     (0.68)%       2.15%         7%

-------------------------
+   Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends and does not reflect applicable sales charges. Total return for the period of less than one year is not annualized.
(a) Amount represents less than $0.005 per share.
(b) Class A, Class B and Class C shares were initially offered on December 31, 2003.
(c) Per share amounts have been calculated using the average shares outstanding method.

                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of The Gabelli Asset Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Gabelli Asset Fund (the "Fund") at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
February 28, 2005

THE GABELLI ASSET FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about The Gabelli Asset Fund Trustees and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Asset Fund at One Corporate Center, Rye, NY 10580-1422.

                           TERM OF        NUMBER OF
                         OFFICE AND     FUNDS IN FUND
NAME, POSITION(S)         LENGTH OF        COMPLEX
    ADDRESS 1                TIME        OVERSEEN BY              PRINCIPAL OCCUPATION(S)                     OTHER DIRECTORSHIPS
    AND AGE                SERVED 2        TRUSTEE                DURING PAST FIVE YEARS                       HELD BY TRUSTEE 4
-----------------        ----------     -------------   ---------------------------------------------   ----------------------------
INTERESTED TRUSTEES 3:
----------------------
MARIO J. GABELLI         Since 1986           24        Chairman of the Board, Chief Executive          Director of Morgan Group
Trustee and Chairman                                    Officer of Gabelli Asset Management Inc. an     Holdings, Inc. (holding
Age: 62                                                 Chief Investment Officer of Gabelli Funds,      company)
                                                        LLC and GAMCO Investors, Inc.; Vice Chairman
                                                        and Chief Executive Officer of Lynch
                                                        Interactive Corporation (multimedia and
                                                        services)

JOHN D. GABELLI          Since 1999           10        Senior Vice President of Gabelli &                            --
Trustee                                                 Company, Inc.; Director of Gabelli Advisers,
Age: 60                                                 Inc.

KARL OTTO POHL           Since 1992           34        Member of the Shareholder Committee of Sal      Director of Gabelli Asset
Trustee                                                 Oppenheim Jr. & Cie (private investment bank);  Management Inc. (investment
Age: 75                                                 Former President of the Deutsche Bundesbank     management); Chairman,
                                                        and Chairman of its Central Bank Council        Incentive Capital and
                                                        (1980-1991)                                     Incentive Asset Management
                                                                                                        (Zurich); Director at Sal
                                                                                                        Oppenheim Jr. & Cie, Zurich

NON-INTERESTED TRUSTEES:
------------------------
ANTHONY J. COLAVITA      Since 1989           36        President and Attorney at Law in the law firm                 --
Trustee                                                 of Anthony J. Colavita P.C.
Age: 69

JAMES P. CONN            Since 1992           13        Former Managing Director and Chief Investment   Director of LaQuinta Corp.
Trustee                                                 Officer of Financial Security Assurance         (hotels) and First Republic
Age: 66                                                 Holdings, Ltd. (1992-1998)                      Bank

ANTHONY R. PUSTORINO     Since 1986           17        Certified Public Accountant; Professor          Director of Lynch
Trustee                                                 Emeritus, Pace University                       Corporation (diversified
Age: 79                                                                                                 manufacturing)

WERNER J. ROEDER, MD     Since 2001           26        Medical Director of Lawrence Hospital and                     --
Trustee                                                 practicing private physician
Age: 64

ANTHONIE C. VAN EKRIS     1986-1989           20        Managing Director of BALMAC                     Director of Aurado Energy
Trustee                 1992-present                    International, Inc. (commodities)               Inc. (oil and gas
Age: 70                                                                                                 operations)

SALVATORE J. ZIZZA        1986-1996           24        Chairman, Hallmark Electrical Supplies Corp.    Director of Hollis Eden
Trustee                 2000-present                                                                    Pharmaceuticals; Director
Age: 59                                                                                                 of Earl Scheib, Inc.
                                                                                                        (automotive services)

THE GABELLI ASSET FUND
ADDITIONAL FUND INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                           TERM OF        NUMBER OF
                         OFFICE AND     FUNDS IN FUND
NAME, POSITION(S)         LENGTH OF        COMPLEX
    ADDRESS 1                TIME        OVERSEEN BY              PRINCIPAL OCCUPATION(S)                     OTHER DIRECTORSHIPS
    AND AGE                SERVED 2        TRUSTEE                DURING PAST FIVE YEARS                       HELD BY TRUSTEE 4
-----------------        ----------     -------------   ---------------------------------------------   ----------------------------
OFFICERS:
---------
BRUCE N. ALPERT          Since 1994           --        Executive Vice President and Chief Operating                  --
President and Treasurer                                 Officer of Gabelli Funds, LLC since 1988 and
Age: 53                                                 an officer of all mutual funds advised by
                                                        Gabelli Funds, LLC and its affiliates.
                                                        Director and President of Gabelli Advisers,
                                                        Inc.

JAMES E. MCKEE           Since 1995           --        Vice President, General Counsel and Secretary                 --
Secretary                                               of Gabelli Asset Management Inc. since 1999
Age: 41                                                 and GAMCO Investors, Inc. since 1993;
                                                        Secretary of all mutual funds advised by
                                                        Gabelli Advisers, Inc. and Gabelli Funds, LLC

PETER GOLDSTEIN          Since 2004           --        Director of Regulatory Affairs at Gabelli                     --
Chief Compliance Officer                                Asset Management Inc. since February 2004;
Age: 51                                                 Vice President of Goldman Sachs Asset
                                                        Management from November 2000 through January
                                                        2004; Deputy GeneralCounsel at Gabelli Asset
                                                        Management Inc. from February 1998 through
                                                        November 2000

----------
  1 Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
  2 Each Trustee will hold office for an indefinite  term until the earliest of (i) the next meeting of  shareholders if any, called for the purpose of considering  the election or re-election of such Trustee and until the election and  qualification  of his or her successor,  if any, elected at such meeting,  or (ii) the date a Trustee resigns or retires,  or a Trustee is removed by the
    Board of Trustees or shareholders, in accordance with the Fund's By-Laws and Declaration of Trust. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.
  3 "Interested  person" of the Fund as defined in the Investment Company Act of 1940.  Messrs. M. Gabelli,  J. Gabelli and Pohl are
    each considered an "interested  person" because of their affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser. Mario J. Gabelli and John D. Gabelli are brothers.
  4 This column includes only  directorships  of companies  required to report to the SEC under the Securities  Exchange Act of 1934
    (i.e. public companies) or other investment companies registered under the 1940 Act.

--------------------------------------------------------------------------------
                   2004 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the fiscal year ended December 31, 2004, the Fund paid to shareholders on December 29, 2004 ordinary income dividends (comprised of net investment income and short-term capital gains) totaling $0.0612, $0.1195, $0.0360 and $0.0532 and long term capital gains totaling $0.7288, $0.7288, $0.7288 and $0.7288 per share for Class AAA, Class A, Class B and Class C, respectively. For the fiscal year ended December 31, 2004, 100% of the ordinary income dividend qualifies for the dividend received deduction available to corporations and 100% of the ordinary income distribution was qualifying dividend income.

U.S. GOVERNMENT INCOME:
The percentage of the ordinary income dividend paid by the Fund during fiscal year 2004 which was derived from U.S. Treasury securities was 0.55%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund's fiscal year in U.S. Government securities. The Gabelli Asset Fund did not meet this strict requirement in 2004. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax advisor as to the applicability of the information provided to your specific situation.
--------------------------------------------------------------------------------

                             THE GABELLI ASSET FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.

                                BOARD OF TRUSTEES

Mario J. Gabelli, CFA                         Anthony R. Pustorino
CHAIRMAN AND CHIEF                            CERTIFIED PUBLIC ACCOUNTANT
INVESTMENT OFFICER                            PROFESSOR EMERITUS
GABELLI ASSET MANAGEMENT INC.                 PACE UNIVERSITY

Anthony J. Colavita                           Werner J. Roeder, MD
ATTORNEY-AT-LAW                               MEDICAL DIRECTOR
ANTHONY J. COLAVITA, P.C.                     LAWRENCE HOSPITAL

James P. Conn                                 Anthonie C. van Ekris
FORMER CHIEF INVESTMENT OFFICER               MANAGING DIRECTOR
FINANCIAL SECURITY ASSURANCE                  BALMAC INTERNATIONAL, INC.
HOLDINGS LTD.
                                              Salvatore J. Zizza
John D. Gabelli                               CHAIRMAN
SENIOR VICE PRESIDENT                         HALLMARK ELECTRICAL SUPPLIES
GABELLI & COMPANY, INC.                       CORP.

Karl Otto Pohl
FORMER PRESIDENT
DEUTSCHE BUNDESBANK

                                    OFFICERS

Bruce N. Alpert                               James E. McKee
PRESIDENT AND TREASURER                        SECRETARY

Peter Goldstein
CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Asset Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB405Q404SR

ITEM 2. CODE OF ETHICS.

   (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

   (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.


   (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Trustees has determined that Anthony R. Pustorino is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

   (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $43,429 in 2004 and $34,259 in 2003.

Audit-Related Fees
------------------

   (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph
        (a) of this Item are $0 in 2004 and $0 in 2003.

Tax Fees
--------

   (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $2,550 in 2004 and $2,450 in 2003.

        Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

All Other Fees
--------------

   (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2004 and $0 in 2003.

   (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

           Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC ("Gabelli") that provides services to the registrant (a "Covered Services Provider") if the independent auditors' engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to the other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Gabelli and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

   (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) 100%

                           (d) N/A

   (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

   (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 in 2004 and $0 in 2003.

   (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Trustees has a Nominating Committee comprised of three "non-interested" (as such term is defined by the Investment Company Act of 1940, as amended) Trustees, namely James P. Conn, Werner J. Roeder and Salvatore J. Zizza. The Nominating Committee is responsible for identifying individuals believed to be qualified to become Board members in the event that a position is vacated or created. The Nominating Committee will consider Trustee candidates recommended by shareholders. In considering candidates submitted by shareholders, the Nominating Committee will take into consideration the needs of the Board of Trustees, the qualifications of the candidate and the interests of shareholders. The Nominating Committee may also take into consideration the number of shares held by the recommending shareholder and the length of time that such shares have been held. To have a candidate considered by the Nominating Committee, a shareholder must submit the recommendation in writing and must include the following information:



   o The name of the shareholder and evidence of the person's ownership of shares of the Fund, including the number of shares owned and the length of time of ownership;
   o The name of the candidate, the candidate's resume or a listing of his or her qualifications to be a Trustee of the Fund and the person's consent to be named as a Trustee if selected by the Nominating Committee and nominated by the Board of Trustees; and
   o If requested by the Nominating Committee, a completed and signed Trustees questionnaire.


The shareholder recommendation and information described above must be sent to the Fund's Secretary c/o Gabelli Funds, LLC, James E. McKee, and must be received by the Secretary no less than 120 days prior to the anniversary date of the Fund's most recent annual meeting of shareholders or, if the meeting has moved by more than 30 days, a reasonable amount of time before the meeting.



The Nominating Committee believes that the minimum qualifications for serving as a Trustee of the Fund are that the individual demonstrate, by significant accomplishment in his or her field, an ability to make a meaningful contribution to the Board of Trustees' oversight on the business and affairs of the Fund and have an impeccable record and reputation for honest and ethical conduct in both his or her professional and personal activities. In addition, the Nominating Committee examines a candidate's specific experiences and skills, time availability in light of other commitments, potential conflicts of interest and independence from management and the Fund. The Nominating Committee also seeks to have the Board of Trustees represent a diversity of backgrounds and experience.



The Fund's Nominating Committee has adopted a Nominating Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

   (a)(1) Code of ethics, that is the subject of disclosure required by Item 2, filed as exhibit (a)(1) to the Registrant's Form N-CSR, filed on March 10, 2004 (Accession No. 0000935069-04-000472).

   (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under  the  1940 Act and
           Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (a)(3)  Not applicable.

   (b)     Certifications  pursuant  to Rule  30a-2(b)  under  the  1940 Act and
           Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               The Gabelli Asset Fund
            --------------------------------------------------------------------
By (Signature and Title)*  /s/ Bruce N. Alpert
                           -----------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     March 9, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                          Bruce N. Alpert, Principal Executive Officer & Principal Financial Officer


Date     March 9, 2005
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.